Transactions with Related Parties	12 Months Ended
Mar. 31, 2025
Transactions with Related Parties [Abstract]
Transactions with related parties

18. Transactions with related parties

All related party transactions are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties. All amounts either due from or due to related parties other than specifically disclosed are non-interest bearing, unsecured and have no fixed terms of repayments. The Company incurred the following transactions with related parties during the years ended March 31, 2025 and March 31, 2024:

Compensation to key management personnel

Key management personnel are those people who have authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel include the Company’s executive officers and Board of Directors.

Key Management Personnel	March 31, 2025	March 31, 2024
Short term benefits	984,697	465,702
Share based compensation	-	233,295
Total	984,697	698,997

Short term benefits consist of consulting fees, director’s fees, payroll and other benefits paid to key management personnel. Share based compensation is options granted to key management personnel.